Pacer Trendpilot International ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Australia - 6.0%
ANZ Group Holdings Ltd.	24,763	$488,875
Aristocrat Leisure Ltd.	5,349	240,764
BHP Group Ltd.	42,987	1,084,303
Brambles Ltd.	11,818	181,592
Cochlear Ltd.	555	113,607
Coles Group Ltd.	11,455	152,678
Commonwealth Bank of Australia	14,159	1,618,850
Computershare Ltd.	4,753	128,748
CSL Ltd.	4,077	709,779
Fortescue Ltd.	14,472	165,268
Insurance Australia Group Ltd.	20,205	113,876
Macquarie Group Ltd.	2,985	417,001
National Australia Bank Ltd.	25,806	645,291
Origin Energy Ltd.	14,725	110,433
QBE Insurance Group Ltd.	12,868	191,855
REA Group Ltd.	444	68,332
Rio Tinto Ltd.	3,169	227,483
Santos Ltd.	27,754	140,370
Sigma Healthcare Ltd.	49,312	91,585
Sonic Healthcare Ltd.	4,107	72,873
South32 Ltd.	38,594	72,919
Suncorp Group Ltd.	9,339	125,800
Telstra Group Ltd.	34,557	110,374
Transurban Group	26,523	235,562
Wesfarmers Ltd.	9,566	527,155
Westpac Banking Corp.	28,834	626,689
WiseTech Global Ltd.	1,604	123,058
Woodside Energy Group Ltd.	16,228	277,305
Woolworths Group Ltd.	10,435	211,307
		9,273,732

Austria - 0.3%
ANDRITZ AG	615	42,988
Erste Group Bank AG	2,775	255,088
OMV AG	1,201	61,238
Telekom Austria AG	686	7,281
Verbund AG	716	53,397
		419,992

Belgium - 0.6%
Anheuser-Busch InBev SA	7,568	443,922
KBC Groep NV	2,250	235,612
UCB SA	1,029	223,645
		903,179

Canada - 10.6%
Agnico Eagle Mines Ltd.	4,239	526,234
Alimentation Couche-Tard, Inc.	6,608	343,372
Bank of Montreal (a)	6,155	679,378
Bank of Nova Scotia	10,495	583,906
Barrick Mining Corp.	14,755	311,478
BCE, Inc.	2,573	60,017
Brookfield Corp.	12,090	809,810
Canadian Imperial Bank of Commerce	7,921	566,121
Canadian National Railway Co.	4,663	435,406
Canadian Natural Resources Ltd.	17,652	558,759
Canadian Pacific Kansas City Ltd.	7,891	580,321
Cenovus Energy, Inc.	10,910	166,059
CGI, Inc.	1,735	167,264
Constellation Software, Inc.	171	589,945
Dollarama, Inc.	2,341	319,962
Enbridge, Inc.	18,366	831,746
Fairfax Financial Holdings Ltd.	181	320,141
Fortis, Inc.	4,269	208,890
Franco-Nevada Corp.	1,645	262,041
Great-West Lifeco, Inc.	2,311	86,779
Imperial Oil Ltd.	1,352	112,729
Intact Financial Corp.	1,503	310,666
Loblaw Cos. Ltd.	1,211	195,835
Manulife Financial Corp.	14,335	443,520
National Bank of Canada	3,340	347,427
Nutrien Ltd.	4,188	248,481
Restaurant Brands International, Inc.	2,775	188,298
Rogers Communications, Inc. - Class B	3,270	109,220
Royal Bank of Canada	12,016	1,541,805
Shopify, Inc. - Class A (b)	10,283	1,256,951
Sun Life Financial, Inc.	4,905	299,058
Suncor Energy, Inc.	10,327	407,311
TC Energy Corp.	8,759	418,227
Teck Resources Ltd. - Class B	3,835	124,355
TELUS Corp.	4,269	68,767
Thomson Reuters Corp.	1,150	230,797
Toronto-Dominion Bank	14,627	1,065,356
Waste Connections, Inc.	2,180	407,082
Wheaton Precious Metals Corp.	3,823	349,632
		16,533,146

Denmark - 1.2%
AP Moller - Maersk AS - Class A	20	39,384
AP Moller - Maersk AS - Class B	40	79,471
Coloplast AS - Class B	1,059	97,695
DSV AS	1,665	372,800
Novo Nordisk AS	26,751	1,286,273
		1,875,623

Finland - 0.8%
Kone Oyj - Class B	3,401	209,353
Neste Oyj	3,683	58,149
Nokia OYJ	43,207	176,917
Nordea Bank Abp	29,094	425,001
Sampo Oyj - Class A	21,376	229,697
UPM-Kymmene Oyj	4,561	118,414
		1,217,531

France - 7.7%
Air Liquide SA	4,905	967,263
AXA SA	14,563	709,312
BNP Paribas SA	8,478	774,589
Christian Dior SE	30	15,406
Credit Agricole SA	8,528	157,174
Danone SA	5,367	440,252
Dassault Systemes SE	5,611	184,991
Engie SA	14,891	333,415
EssilorLuxottica SA	2,432	723,269
Hermes International SCA	292	716,779
Kering	605	149,477
L'Oreal SA	1,948	865,548
LVMH Moet Hennessy Louis Vuitton SE	2,160	1,164,340
Pernod Ricard SA	1,655	170,662
Safran SA	2,826	933,647
Sanofi SA	8,990	808,851
Schneider Electric SE	4,580	1,192,994
TOTAL SA	19,284	1,144,800
Vinci SA	4,267	592,132
		12,044,901

Germany - 7.1%
adidas AG	1,412	270,792
Allianz SE	3,270	1,295,655
BASF SE	7,586	373,643
Bayer AG	8,397	262,086
Bayerische Motoren Werke AG	2,381	227,919
Beiersdorf AG	827	102,871
Daimler AG	5,754	328,980
Daimler Truck Holding AG	4,259	208,170
Deutsche Boerse AG	1,584	459,327
Deutsche Post AG	7,787	350,574
Deutsche Telekom AG	29,651	1,065,212
E.ON SE	19,068	347,187
Hannover Rueck SE	514	156,264
Hapag-Lloyd AG (c)	60	8,689
Henkel AG & Co. KGaA	847	60,219
Infineon Technologies AG	11,000	434,780
Merck KGaA	1,100	138,462
Muenchener Rueckversicherungs-Gesellschaft AG	1,120	735,700
SAP SE	8,665	2,480,037
Siemens AG	6,386	1,639,006
Siemens Healthineers AG (c)	2,603	140,507
Volkswagen AG	252	27,061
		11,113,141

Hong Kong - 1.9%
AIA Group Ltd.	90,069	842,174
BOC Hong Kong Holdings Ltd.	30,722	138,151
Budweiser Brewing Co. APAC Ltd. (c)	14,716	15,485
CK Asset Holdings Ltd.	15,560	71,457
CK Hutchison Holdings Ltd.	22,911	150,016
CK Infrastructure Holdings Ltd.	5,174	36,482
CLP Holdings Ltd.	14,251	123,720
Galaxy Entertainment Group Ltd.	17,580	85,996
Hang Seng Bank Ltd.	6,124	89,403
Henderson Land Development Co. Ltd.	11,179	39,162
Hong Kong & China Gas Co. Ltd.	92,478	82,582
Hong Kong Exchanges & Clearing Ltd.	10,040	546,125
Jardine Matheson Holdings Ltd.	1,766	96,300
MTR Corp. Ltd.	13,309	47,895
Power Assets Holdings Ltd.	11,664	76,819
Prudential PLC	22,536	286,849
Sun Hung Kai Properties Ltd.	12,883	153,447
Techtronic Industries Co. Ltd.	11,119	133,570
		3,015,633

Ireland - 0.6%
Experian PLC	7,642	404,101
ICON PLC (b)	706	119,448
James Hardie Industries PLC (b)	3,673	97,510
Kerry Group PLC - Class A	1,273	117,891
Kingspan Group PLC	1,334	110,600
Ryanair Holdings PLC	4,634	137,020
		986,570

Israel - 1.2%
Azrieli Group Ltd.	310	30,613
Bank Hapoalim BM	11,220	211,362
Bank Leumi Le-Israel BM	12,720	236,137
Bezeq The Israeli Telecommunication Corp. Ltd.	18,530	34,552
Camtek Ltd. (b)	230	22,510
Check Point Software Technologies Ltd. (b)	736	137,043
CyberArk Software Ltd. (b)	423	174,052
Elbit Systems Ltd.	210	96,921
First International Bank Of Israel Ltd.	440	30,668
Global-e Online Ltd. (b)	857	28,410
ICL Group Ltd.	6,120	38,279
Isracard Ltd.	1	3
Israel Discount Bank Ltd. - Class A	10,440	100,209
Melisron Ltd.	210	24,280
Mizrahi Tefahot Bank Ltd.	1,290	79,927
Monday.com Ltd. (b)	322	84,457
Nice Ltd. (b)	530	83,180
Nova Ltd. (b)	250	67,110
Phoenix Financial Ltd.	1,470	50,321
Teva Pharmaceutical Industries Ltd. - ADR (b)	9,688	149,680
Tower Semiconductor Ltd. (b)	940	43,937
Wix.com Ltd. (a)(b)	474	64,478
		1,788,129

Italy - 2.4%
Davide Campari-Milano NV	4,844	33,499
Enel SpA	65,101	574,510
Eni SpA	17,497	297,717
Ferrari NV	1,039	456,853
Generali	8,974	335,090
Intesa Sanpaolo SpA	131,996	797,607
PRADA SpA	4,370	23,882
Prysmian SpA	2,523	202,642
UniCredit SpA	13,157	970,405
		3,692,205

Japan - 22.1%
Advantest Corp.	6,550	449,552
Aeon Co. Ltd.	7,448	238,702
Aisin Corp.	5,460	75,998
Ajinomoto Co., Inc.	8,074	214,432
ANA Holdings, Inc.	1,362	25,361
Asahi Group Holdings Ltd.	12,999	165,418
Asahi Kasei Corp.	11,909	83,355
Asics Corp.	6,489	153,533
Astellas Pharma, Inc.	15,461	161,838
Bandai Namco Holdings, Inc.	5,641	183,594
Bridgestone Corp.	5,005	203,486
Canon, Inc.	8,205	233,962
Capcom Co. Ltd.	2,866	73,665
Central Japan Railway Co.	8,800	204,886
Chubu Electric Power Co., Inc.	6,479	79,290
Chugai Pharmaceutical Co. Ltd.	5,280	257,698
Dai Nippon Printing Co. Ltd.	3,885	60,040
Dai-ichi Life Holdings, Inc.	31,174	248,793
Daiichi Sankyo Co. Ltd.	15,859	391,217
Daikin Industries Ltd.	2,502	309,017
Daiwa House Industry Co. Ltd.	5,349	177,496
Daiwa Securities Group, Inc.	11,798	82,696
Denso Corp.	18,156	247,538
Dentsu Group, Inc.	1,867	37,000
Disco Corp.	807	243,759
East Japan Railway Co.	9,688	206,737
Eisai Co. Ltd.	2,492	70,612
ENEOS Holdings, Inc.	22,803	120,003
FANUC Corp.	7,993	226,380
Fast Retailing Co. Ltd.	1,744	536,384
FUJIFILM Holdings Corp.	10,627	222,406
Fujitsu Ltd.	14,490	317,569
Hitachi Ltd.	38,801	1,208,543
Honda Motor Co. Ltd.	40,370	420,030
Hoya Corp.	2,867	364,649
Inpex Corp.	8,286	117,999
Isuzu Motors Ltd.	5,066	65,425
ITOCHU Corp.	12,151	639,217
Japan Exchange Group, Inc.	8,921	87,554
Japan Post Bank Co. Ltd.	14,836	166,757
Japan Post Holdings Co. Ltd.	15,026	139,748
Japan Tobacco, Inc.	9,396	269,045
JFE Holdings, Inc.	5,460	63,344
KAJIMA Corp.	3,835	96,460
Kansai Electric Power Co., Inc.	8,760	105,811
Kao Corp.	3,976	179,553
Kawasaki Kisen Kaisha Ltd.	5,772	82,006
KDDI Corp.	23,683	390,345
Keyence Corp.	1,685	616,790
Kikkoman Corp.	8,286	72,750
Kirin Holdings Co. Ltd.	6,953	92,169
Komatsu Ltd.	8,124	262,091
Konami Group Corp.	888	120,834
Kubota Corp.	8,851	99,163
Kyocera Corp.	12,000	143,395
Kyowa Kirin Co. Ltd.	2,109	36,320
Lasertec Corp.	696	71,631
LY Corp.	21,386	78,708
Makita Corp.	2,391	74,552
Marubeni Corp.	14,190	292,928
Mitsubishi Chemical Group Corp.	12,222	67,043
Mitsubishi Corp.	33,889	671,488
Mitsubishi Electric Corp.	17,809	394,680
Mitsubishi Estate Co. Ltd.	10,688	201,002
Mitsubishi HC Capital, Inc.	8,275	61,294
Mitsubishi Heavy Industries Ltd.	28,428	684,308
Mitsubishi UFJ Financial Group, Inc.	102,133	1,429,388
Mitsui & Co. Ltd.	24,712	508,005
Mitsui Fudosan Co. Ltd.	23,768	214,117
Mitsui OSK Lines Ltd.	3,098	104,465
Mizuho Financial Group, Inc.	21,139	628,282
MS&AD Insurance Group Holdings, Inc.	11,273	242,504
Murata Manufacturing Co. Ltd.	15,603	234,614
NEC Corp.	11,656	340,018
Nexon Co. Ltd.	3,532	64,972
NIDEC CORP	8,972	173,312
Nintendo Co. Ltd.	9,849	828,805
Nippon Paint Holdings Co. Ltd.	9,113	77,714
Nippon Steel Corp.	9,184	177,803
Nippon Telegraph & Telephone Corp.	255,312	258,529
Nippon Yusen KK	3,936	138,360
Nissan Motor Co. Ltd. (b)	18,408	39,257
Nissin Foods Holdings Co. Ltd.	2,038	38,800
Nitori Holdings Co. Ltd.	736	63,180
Nitto Denko Corp.	6,035	125,703
Nomura Holdings, Inc.	25,140	167,544
Nomura Research Institute Ltd.	3,774	150,635
NTT Data Group Corp.	4,915	129,198
Obic Co. Ltd.	2,805	100,816
Olympus Corp.	9,729	116,871
Oracle Corp. Japan	282	30,678
Oriental Land Co. Ltd.	10,304	212,845
ORIX Corp.	9,436	212,748
Otsuka Corp.	1,917	36,452
Otsuka Holdings Co. Ltd.	4,481	217,008
Pan Pacific International Holdings Corp.	4,561	153,314
Panasonic Holdings Corp.	19,710	188,278
Rakuten Group, Inc. (b)	12,706	65,047
Recruit Holdings Co. Ltd.	13,181	791,210
Renesas Electronics Corp.	13,907	172,085
Resona Holdings, Inc.	19,710	181,546
Secom Co. Ltd.	3,592	129,007
Sekisui House Ltd.	5,661	119,639
Seven & i Holdings Co. Ltd.	19,837	262,696
Shimadzu Corp.	2,351	52,383
Shimano, Inc.	696	76,500
Shin-Etsu Chemical Co. Ltd.	16,721	487,326
Shionogi & Co. Ltd.	6,913	116,714
Shiseido Co. Ltd.	3,421	55,705
SMC Corp.	514	179,627
SoftBank Corp.	233,466	338,433
SoftBank Group Corp.	8,799	689,099
Sompo Holdings, Inc.	8,467	251,090
Sony Group Corp.	52,052	1,270,925
Subaru Corp.	5,016	92,453
Sumitomo Corp.	10,344	264,773
Sumitomo Electric Industries Ltd.	6,782	169,010
Sumitomo Metal Mining Co. Ltd.	2,331	51,860
Sumitomo Mitsui Financial Group, Inc.	32,767	837,644
Sumitomo Mitsui Trust Group, Inc.	6,166	162,614
Sumitomo Realty & Development Co. Ltd.	4,067	149,465
Suntory Beverage & Food Ltd.	1,079	32,685
Suzuki Motor Corp.	16,783	185,470
Sysmex Corp.	4,087	67,132
T&D Holdings, Inc.	4,652	114,665
Taiyo Nippon Sanso Corp.	1,816	64,716
Takeda Pharmaceutical Co. Ltd.	13,214	368,029
TDK Corp.	16,612	204,566
Terumo Corp.	12,646	214,764
Tokio Marine Holdings, Inc.	16,495	669,863
Tokyo Electron Ltd.	4,006	726,021
Tokyo Gas Co. Ltd.	2,957	99,005
Toray Industries, Inc.	13,937	95,932
Toyota Industries Corp.	1,614	174,190
Toyota Motor Corp.	104,531	1,869,150
Toyota Tsusho Corp.	6,085	140,060
Unicharm Corp.	10,980	76,161
West Japan Railway Co.	4,026	88,663
Yamaha Motor Co. Ltd.	8,770	63,594
Yaskawa Electric Corp.	2,280	48,110
		34,413,891

Luxembourg - 0.0%(d)
Tenaris SA	3,774	66,498

Macao - 0.0%(d)
Sands China Ltd.	20,057	48,648

Netherlands - 4.2%
Adyen NV (b)(c)	272	468,900
Airbus Group SE	5,246	1,053,906
Argenx SE (b)	514	348,661
ASML Holding NV	3,339	2,336,199
Ferrovial SE	4,208	215,618
Heineken NV	2,361	186,073
ING Groep NV	26,520	620,123
Prosus NV	11,227	643,688
Stellantis NV	18,065	160,040
Universal Music Group NV	6,721	194,665
Wolters Kluwer NV	1,978	308,572
		6,536,445

New Zealand - 0.3%
Auckland International Airport Ltd.	14,371	63,749
Fisher & Paykel Healthcare Corp. Ltd.	5,005	108,503
Infratil Ltd.	8,275	56,694
Mercury NZ Ltd.	5,742	20,955
Meridian Energy Ltd.	10,910	36,635
Spark New Zealand Ltd.	15,754	22,552
Xero Ltd. (b)	1,231	143,181
		452,269

Norway - 0.6%
Aker BP ASA	2,644	64,011
DNB Bank ASA	7,397	187,667
Equinor ASA	6,681	172,991
Gjensidige Forsikring ASA	1,624	42,820
Kongsberg Gruppen ASA	3,772	113,010
Mowi ASA	3,804	71,196
Norsk Hydro ASA	11,323	67,421
Orkla ASA	6,428	67,770
Salmar ASA	625	25,390
Telenor ASA	5,379	82,568
Var Energi ASA	7,892	27,221
Yara International ASA	1,392	51,715
		973,780

Portugal - 0.1%
EDP SA	25,736	111,195
Galp Energia SGPS SA	3,623	69,109
		180,304

Singapore - 1.5%
CapitaLand Investment Ltd.	19,559	41,878
DBS Group Holdings Ltd.	16,996	627,140
Grab Holdings Ltd. - Class A (b)	21,043	102,900
Oversea-Chinese Banking Corp. Ltd.	31,880	414,214
Sea Ltd. - ADR (b)	3,045	476,999
Singapore Airlines Ltd.	11,707	61,312
Singapore Technologies Engineering Ltd.	12,807	86,504
Singapore Telecommunications Ltd.	63,502	189,763
United Overseas Bank Ltd.	12,720	354,542
Wilmar International Ltd.	22,435	50,973
		2,406,225

South Korea - 4.5%
Alteogen, Inc. (b)	370	121,128
Celltrion, Inc.	1,364	176,021
Coupang, Inc. (b)	11,101	326,702
Doosan Enerbility Co. Ltd. (b)	3,870	183,063
Ecopro BM Co. Ltd. (b)	460	36,852
Ecopro Co. Ltd.	920	32,706
Hana Financial Group, Inc.	2,503	154,136
Hanwha Aerospace Co. Ltd.	270	193,914
HD Hyundai Heavy Industries Co. Ltd.	190	67,201
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	404	104,583
Hyundai Mobis Co. Ltd.	535	113,612
Hyundai Motor Co.	1,201	184,463
Kakao Corp.	2,664	111,416
KB Financial Group, Inc.	3,190	255,099
Kia Corp.	2,180	160,812
Korea Electric Power Corp.	2,230	61,989
Korea Zinc Co. Ltd.	91	52,495
Krafton, Inc. (b)	270	63,957
KT&G Corp.	868	81,805
LG Chem Ltd.	414	90,006
LG Corp.	817	46,659
LG Electronics, Inc.	938	52,352
LG Energy Solution Ltd. (b)	370	102,051
Meritz Financial Group, Inc.	700	58,451
NAVER Corp.	1,292	218,936
POSCO Future M Co. Ltd. (b)	270	27,744
POSCO Holdings, Inc.	640	142,371
Samsung Biologics Co. Ltd. (b)(c)	161	123,873
Samsung C&T Corp.	646	78,491
Samsung Electro-Mechanics Co. Ltd.	484	51,897
Samsung Electronics Co. Ltd.	41,431	2,133,093
Samsung Fire & Marine Insurance Co Ltd.	293	93,068
Samsung Life Insurance Co. Ltd.	928	84,248
Samsung SDI Co. Ltd.	515	74,643
Samsung SDS Co. Ltd.	333	38,347
Shinhan Financial Group Co. Ltd.	4,380	214,768
SK Hynix, Inc.	4,622	911,535
		7,024,487

Spain - 2.6%
Amadeus IT Holding SA	3,845	308,997
Banco Bilbao Vizcaya Argentaria SA	48,553	811,184
Banco Santander SA	128,227	1,102,764
CaixaBank SA	33,103	311,662
Cellnex Telecom SA (c)	5,005	177,063
EDP Renovaveis SA	2,573	30,244
Iberdrola SA	50,670	887,897
Industria de Diseno Textil SA	9,455	452,211
		4,082,022

Sweden - 3.1%
Alfa Laval AB	2,472	107,701
Assa Abloy AB - Class B	8,477	280,395
Atlas Copco AB - Class A	21,672	330,750
Atlas Copco AB - Class B	13,332	180,656
Epiroc AB	5,349	109,037
Epiroc AB - Class B	3,330	59,802
EQT AB	3,078	103,352
Essity AB - Class B	5,167	127,469
Evolution AB (c)	1,614	143,837
H & M Hennes & Mauritz AB - Class B	4,844	65,491
Hexagon AB - Class B	17,520	193,200
Industrivarden AB - Class A	1,201	44,559
Industrivarden AB - Class C	1,352	50,079
Investment AB Latour - Class B	1,160	29,684
Investor AB	15,350	446,109
Investor AB - Class A	4,793	139,443
L E Lundbergforetagen AB - Class B	625	30,557
Nibe Industrier AB - Class B	13,100	60,380
Sandvik AB	9,214	225,144
Skandinaviska Enskilda Banken AB - Class A	14,099	246,859
Skandinaviska Enskilda Banken AB - Class C	171	3,032
Spotify Technology SA (a)(b)	1,281	802,598
Svenska Handelsbanken AB - Class A	13,291	162,518
Svenska Handelsbanken AB - Class B	302	5,908
Swedbank AB - Class A	7,831	208,869
Telefonaktiebolaget LM Ericsson - Class B	26,371	192,181
Volvo AB - Class A	1,635	46,933
Volvo AB - Class B	13,498	387,735
		4,784,278

Switzerland - 7.4%
ABB Ltd.	13,483	888,409
Alcon AG	4,149	366,859
Amrize Ltd. (b)	4,441	224,497
Cie Financiere Richemont SA	4,532	744,314
Glencore PLC	81,870	329,502
Holcim AG	4,441	355,280
Kuehne + Nagel International AG	454	92,924
Lonza Group AG	615	433,093
Nestle SA	21,862	1,913,682
Novartis AG	16,132	1,870,696
Roche Holding AG	242	81,277
Roche Holding AG	5,962	1,887,141
Sika AG	1,332	315,843
STMicroelectronics NV	5,611	143,754
UBS Group AG	26,184	981,275
Zurich Insurance Group AG	1,241	850,404
		11,478,950

United Kingdom - 12.2%
3i Group PLC	8,204	449,747
Anglo American PLC	9,753	276,674
ARM Holdings PLC - ADR (a)(b)	989	139,820
Ashtead Group PLC	3,724	249,742
AstraZeneca PLC	13,169	1,969,437
BAE Systems PLC	25,429	605,836
Barclays PLC	120,010	588,480
BP PLC	134,371	718,260
British American Tobacco PLC	16,673	889,579
Coca-Cola Europacific Partners PLC	1,776	172,130
Compass Group PLC	14,299	503,260
Diageo PLC	18,750	458,845
GSK PLC	34,585	647,670
Haleon PLC	76,524	363,317
HSBC Holdings PLC	149,506	1,822,030
Imperial Brands PLC	6,610	257,870
Lloyds Banking Group PLC	505,532	519,419
London Stock Exchange Group PLC	3,856	471,561
National Grid PLC	41,295	578,086
NatWest Group PLC	55,133	383,718
Reckitt Benckiser Group PLC	5,683	425,700
RELX PLC	15,515	806,485
Rio Tinto PLC	8,981	534,151
Rolls-Royce Holdings PLC	72,126	1,021,118
Shell PLC	50,720	1,815,926
SSE PLC	9,426	230,110
Standard Chartered PLC	16,277	292,457
Tesco PLC	57,558	323,365
Unilever PLC	21,215	1,235,020
Vodafone Group PLC	182,615	197,809
		18,947,622

United States - 0.2%
Brookfield Asset Management Ltd. - Class A	3,219	198,492
JFrog Ltd. (b)	797	34,598
		233,090
TOTAL COMMON STOCKS (Cost $148,256,091)		154,492,291

PREFERRED STOCKS - 0.5%
Germany - 0.2%
Bayerische Motoren Werke AG, 0.00%	504	44,345
Dr Ing hc F Porsche AG, 0.00% (c)	777	39,583
Henkel AG & Co. KGaA, 0.00%	1,382	106,583
Volkswagen AG, 0.00%	1,564	164,419
		354,930

South Korea - 0.3%
Hyundai Motor Co.	–	$–
0.00%	313	37,286
0.00%	192	22,345
0.00%	20	2,331
LG Chem Ltd., 0.00%	71	7,772
LG Electronics, Inc., 0.00%	160	4,465
Samsung Electronics Co. Ltd., 0.00%	7,165	297,594
Samsung Fire & Marine Insurance Co. Ltd., 0.00%	20	4,788
		376,581
TOTAL PREFERRED STOCKS (Cost $660,211)		731,511

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Australia - 0.3%
Goodman Group	17,113	386,897
Scentre Group	44,447	107,115
		494,012

Singapore - 0.0%(d)
CapitaLand Integrated Commercial Trust	47,394	80,304
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $530,008)		574,316

WARRANTS - 0.0%(d)	Contracts
Canada - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (b)(e)	162	0
TOTAL WARRANTS (Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(f)	1,696,802	1,696,802
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,696,802)		1,696,802

TOTAL INVESTMENTS - 101.1% (Cost $151,143,112)		157,494,920
Liabilities in Excess of Other Assets - (1.1)%		(1,751,641)
TOTAL NET ASSETS - 100.0%		$155,743,279
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $1,588,151.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $1,117,937 or 0.7% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Trendpilot International ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$154,492,291	$–	$–	$154,492,291
Preferred Stocks	731,511	–	–	731,511
Real Estate Investment Trusts - Common	574,316	–	–	574,316
Warrants	–	–	0	0
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,696,802
Total Investments	$155,798,118	$–	$0	$157,494,920

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,696,802 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTIN (a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/2025
Warrants	$0	$-	$-	$-	$-	$-	$-	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PTIN	Fair Value as of 7/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Warrants	$0	US Line	Delisting	0.00 CAD
(a) Table presents information for one security: Constellation Software, Inc. which has been valued at 0.00 CAD throughout the period.